Investment Strategy	Feb. 13, 2026
Sterling Capital Ultra Short Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”). To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in fixed income securities (bonds).

The Fund invests primarily in the following types of fixed income securities: (i) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (ii) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (iii) investment grade asset-backed securities; (iv) investment grade mortgage-backed securities, including collateralized mortgage obligations; (v) municipal securities; (vi) U.S. dollar-denominated foreign and emerging market securities; (vii) variable and floating rate instruments; and (viii) collateralized loan obligations (CLOs). Additionally, the Fund will invest in convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 10% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund will maintain an average duration of 18 months or less. The Fund is generally structured to target a dollar-weighted average maturity of between zero and 24 months, although the Fund may invest in individual securities of any weighted average maturity. Duration is the expected life of a fixed-income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, currencies, or market sectors, or to hedge against portfolio exposures.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements (scheduled early retirements of the specific debt instrument), prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security (or, in another words, the original reasoning for purchasing the security), when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions (which are changes made to portfolio duration or yield curve positioning due to changes in the portfolio manager’s macroeconomic outlook).

Sterling Capital Short Duration Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”). To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investment grade fixed income securities (bonds).

The Fund invests primarily in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; (iv) investment grade asset-backed securities; (v) U.S. dollar-denominated foreign and emerging market securities; and (vi) investment grade collateralized loan obligations (CLOs). Additionally, the Fund will invest in municipal securities, convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and non-dollar denominated foreign and emerging market securities. The Fund will maintain an average duration between 1 and 3 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, currencies, or market sectors, or to hedge against portfolio exposures.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements (scheduled early retirements of the specific debt instrument), prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security (or, in another words, the original reasoning for purchasing the security), when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions (which are changes made to portfolio duration or yield curve positioning due to changes in the portfolio manager’s macroeconomic outlook).